Pension Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Summary of principal assumptions used for the purposes of the actuarial valuations
The principal assumptions used for the purposes of the actuarial valuations were as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Assumptions for determination of defined benefit cost:

Defined obligation and past service cost	4.64%	4.85%

Net interest cost	4.31%	4.78%

Current service cost	4.75%	4.85%

Interest cost on current service cost	4.61%	4.84%

Discount rate for determination of defined benefit obligation	4.84%	4.64%

Assumptions for determination of defined benefit cost and defined benefit obligation:
	3.00% per	3.00% per
Ultimate rate of compensation	annum until	annum until
increase	2027	2027
	2.00%	2.00%
	thereafter	thereafter

	105%	105%
	CPM2014	CPM2014
Mortality	Private	Private
	Projection	Projection
	CPM-B	CPM-B

Summary of Pension benefit expense recognized in profit or loss, defined benefit plans
The components of amounts recognized in the consolidated statements of net loss in respect of the defined benefit plans are presented below:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Amounts recognized in net loss were as follows:

Current service cost	$15.6	$11.7

Past service cost	5.6	-

Net interest cost	7.0	8.1

	$28.2	$19.8

Defined benefit costs recognized in:

Cost of sales	$19.1	$10.5

Administrative and selling expenses	2.1	1.2

Interest on pension liability	7.0	8.1

	$28.2	$19.8

Summary of Pension Benefits Recognized in Statements of Other Comprehensive income Loss
The amounts recognized in the consolidated statements of other comprehensive (loss) income in respect of the defined benefit plans are presented below:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Amounts recognized in other comprehensive loss, were as follows:

Actuarial gain on accrued pension liability	$(25.5)	$(59.5)

The amounts included in the consolidated statements of financial position in respect of the Company’s net obligation in respect of its defined benefit plans are as follows:

As at,	December 31, 2025	December 31, 2024

Present value of defined benefit obligation	$1,280.6	$1,304.7
Fair value of plan assets	1,127.6	1,126.4

Net accrued pension liability	$153.0	$178.3

Summary of Continuities of the defined benefit plan assets and obligations
Continuities of the defined benefit plan assets and obligations are as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Movements in the present value of the plan assets were as follows:

Fair value of plan assets at beginning of the period and year, respectively	$1,126.4	$1,064.9
Actual return (net of investment management expenses)	61.4	105.8
Administration expenses	(2.0)	(1.3)
Employer contributions	28.0	20.0
Benefits paid	(86.2)	(63.0)
Fair value of plan assets at December 31, 2025 and

December 31, 2024, respectively	$1,127.6	$1,126.4

Movements in the present value of the defined benefit obligation were as follows:

Defined benefit obligation at the beginning of the period and year, respectively	$1,304.7	$1,302.9
Current service cost	13.5	10.5
Interest cost	54.1	45.1
Past service cost	5.6	-
Actuarial (gains) losses arising from financial assumptions	(21.1)	28.8
Effect of experience adjustments	10.0	(19.6)
Benefits paid	(86.2)	(63.0)
Defined benefit obligation at December 31, 2025 and

December 31, 2024, respectively	$1,280.6	$1,304.7

Summary of Reconciliation of the amounts recognized in accumulated other comprehensive income (loss)
Reconciliation of the amounts recognized in accumulated other comprehensive (loss) income in the consolidated statements of changes in shareholders’ equity were as follows:

	Actuarial (gain) loss immediately recognized	Tax effect	Actuarial (gain) immediately recognized, net of tax

Balance at March 31, 2024	$(83.5)	$(0.3)	$(83.8)

Actuarial gain immediately recognized	(59.5)	-	(59.5)

Balance at December 31, 2024	$(143.0)	$(0.3)	$(143.3)

Actuarial gain immediately recognized	(25.5)	-	(25.5)

Balance at December 31, 2025	$(168.5)	$(0.3)	$(168.8)

Summary of major categories of plan assets	The major categories of plan assets were as follows:

As at	December 31, 2025	December 31, 2024

Cash and cash equivalents	1%	2%
Equity instruments	51%	50%
Debt instruments	45%	46%
Other	3%	2%

	100%	100%

Summary of sensitivity the defined benefit obligation to the key actuarial assumptions
The sensitivity of the defined benefit obligation to the key actuarial assumptions is as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Effect of change in discount rate assumption

One percentage point increase	$(116.6)	$(124.0)

One percentage point decrease	$138.9	$148.7

Effect of change in salary scale

One percentage point increase	$12.2	$19.1

One percentage point decrease	$(11.2)	$(14.1)

Effect of change in mortality assumption

Set forward one year	$34.1	$35.9

Set back one year	$(34.9)	$(33.2)